Contingencies - Additional information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Litigation And Other Contingencies [Line Items]
Anticipated claims of continuing operations related to TransUnion Corp	$ 5.6	$ 5.6